Shareholders' Equity - Additional Information (Detail) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jul. 31, 2023 CNY (¥) shares	Jul. 31, 2023 USD ($) shares	Apr. 30, 2023 CNY (¥) shares	Apr. 30, 2023 USD ($) shares	Jan. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Oct. 20, 2023 shares	Oct. 26, 2022 shares	Jul. 29, 2021 shares	Jan. 29, 2021 shares
Number of shares issued											236,000	876,380	2,500,000
Conversion Of Ordinary Shares						0	0	1,110,000	4,855,995
Stock Issued During Period, Value, New Issues | ¥						¥ 242,404			¥ 256,945
Consideration received from sale of stock						7,795	$ 1,098
Additional paid-in capital						1,951,936		¥ 1,558,356		$ 274,924
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues | ¥						242,399			¥ 256,944
Additional paid-in capital						12,355				1,740
Additional Paid-in Capital [Member] | Qingdao Investor [Member]
Additional paid-in capital						66,484				9,364
Additional Paid-in Capital [Member] | South Korean Investor [Member]
Additional paid-in capital						¥ 163,560				$ 23,037
Restricted Stock Units (RSUs) [Member]
Payment of tax witheld share based compensation | ¥					¥ 11,230
Restricted Stock Units (RSUs) [Member] | Additional Paid-in Capital [Member]
Adjustment related to tax witholding for share based compensation | ¥					¥ 11,230
Common Class B [Member]
Number of shares issued						39,026,560		39,026,560		39,026,560
Ordinary shares, shares outstanding						39,026,560		39,026,560		39,026,560
Common Class A [Member]
Number of shares issued						88,006,101		78,300,387		88,006,101
Ordinary shares, shares outstanding						87,544,585		77,309,937		87,544,585
Common Class A [Member] | Qingdao Investor [Member]
Number of shares issued			3,466,204	3,466,204
Stock Issued During Period, Value, New Issues			¥ 66,486	$ 9,364
Adjustments to additional paid in capital, stock issued, issuance costs			¥ 2,374	$ 334
Common Class A [Member] | South Korean Investor [Member]
Number of shares issued	4,183,510	4,183,510
Stock Issued During Period, Value, New Issues	¥ 163,563	$ 23,037
Adjustments to additional paid in capital, stock issued, issuance costs	¥ 1,000	$ 141
Common Class A [Member] | Additional Paid-in Capital [Member]
Number of shares issued						221,224				221,224
Stock Issued During Period, Value, New Issues						¥ 12,355	$ 1,740
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares issued						2,684,596		2,595,750	3,002,130	2,684,596
Ordinary shares held by depository bank						1,085,820		590,750	1,914,630	1,085,820
Ordinary shares reserved for future issuance						461,516		871,000	585,370	461,516
European asset management company [Member] | Common Class A [Member]
Number of shares issued														1,230,769